CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
CONTRIBUTED EQUITY [Abstract]
824,320,206 fully paid ordinary shares (June 30, 2019: 670,380,352)	$ 63,429,107	$ 48,853,707	$ 40,483,348
Fully paid ordinary shares outstanding (in shares)	824,320,206	670,380,352	559,030,352